BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of the Group's borrowings

	December 31,
	2021	2020
Notes	191,996	208,155
Bank and other loans	270,143	221,113
Total borrowings	462,139	429,268
Less: current portion	(111,839)	(34,125)
Total borrowings, non-current	350,300	395,143

Schedule of the Group's notes

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2021)	2021	2020
MTS International Notes due 2023	USD	5.00%	33,291	33,091
MTS PJSC Notes due 2022	RUB	7.70%	14,991	14,980
MTS PJSC Notes due 2025	RUB	8.00%	14,990	14,987
MTS PJSC Notes due 2023	RUB	6.85%	14,982	14,971
MTS PJSC Notes due 2027	RUB	6.60%	14,975	14,971
MTS PJSC Notes due 2022	RUB	9.00%	10,000	9,998
MTS PJSC Notes due 2026	RUB	7.90%	9,999	9,998
MTS PJSC Notes due 2022	RUB	5.50%	9,995	9,984
MTS PJSC Notes due 2022	RUB	6.45%	9,994	9,988
MTS PJSC Notes due 2025	RUB	7.25%	9,993	9,990
MTS PJSC Notes due 2024	RUB	8.70%	9,991	9,986
MTS PJSC Notes due 2023	RUB	6.50%	9,923	9,860
MTS PJSC Notes due 2024	RUB	8.60%	7,491	7,488
MTS PJSC Notes due 2027	RUB	6.60%	6,983	6,980
MTS PJSC Notes due 2022	RUB	8.40%	4,997	4,994
MTS PJSC Notes due 2026	RUB	6.60%	4,992	4,990
MTS PJSC Notes due 2024	RUB	6.50%	4,319	—
MTS PJSC Notes due 2031	RUB	7.50%	78	891
MTS PJSC Notes due 2021	RUB	8.85%	—	9,999
MTS PJSC Notes due 2021	RUB	7.10%	—	9,997
Other			12	12
Total notes			191,996	208,155
Less: current portion			(49,923)	(20,813)
Total notes, non-current			142,073	187,342

Schedule of dates of the announcement of the sequential coupon for note issuances

MTS PJSC Notes due 2031	February 2026

Schedule of the Group's loans from banks and financial institutions

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2021)	2021	2020
RUB-denominated:
Sberbank	2022-2024	5.99%-CBR[1] key rate + 1.19%	135,000	85,001
VTB	2024-2026	CBR[1] key rate + 0.50% - CBR[1] key rate + 1.25%	129,307	129,091
Related party loans	2022-2024	8.70% - CBR[1] key rate	1,968	1,803
Subsidized loans	2025	0.1 CBR[1] key rate + 2.42%	1,769	1,845
Other			2,099	3,373
Total bank and other loans			270,143	221,113
Less: current portion			(61,916)	(13,312)
Total bank and other loans, non-current			208,227	207,801

1CBR – Central Bank of Russia

Schedule of total available unused credit facilities

	Currency	Maturity	Interest rate	Available till	Available amount

Sberbank	RUB	2025	To be agreed	August 2025	130,000
NDB	USD	2028	LIBOR+ 1.75%	July 2022	22,288
Sberbank	RUB	2024	To be agreed	August 2024	20,000
Sberbank	RUB	2024	To be agreed	May 2024	15,000
Rosselhozbank	RUB/USD/EUR	2022	To be agreed	November 2022	7,000
VTB	RUB	2028	To be agreed	August 2028	5,000
SPB	RUB	2024	To be agreed	January 2024	3,000
VEB	RUB	2025	0.1 CBR key rate[1] + 2.42%	November 2023	2,490
ZTV	RUB	2022	CBR key rate[1]	July 2022	1,060
VEB	RUB	2025	0.1 CBR key rate[1] + 2.47%	November 2023	970
Cisco	RUB	2023	To be agreed	July 2022	515

Total					207,323

1CBR – Central Bank of Russia

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	December 31, 2021
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2022	62,772	83,862
2023	66,809	58,523
2024	27,346	72,799
2025	28,529	93,385
2026	17,448	15,136
Thereafter	22,477	—

Contractual undiscounted cash flows	225,381	323,705

Less: unamortized debt issuance costs	(184)	—
Less: interest	(33,201)	(52,628)
Less: debt modification	—	(693)
Less: subsidized interest rate effect	—	(241)

Total debt	191,996	270,143